PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

The Company’s property and equipment consisted of the following at the respective balance sheet dates:

	March 31, 2021	December 31, 2020

Land	$25,000	$25,000
Buildings and improvements	86,473	86,473
Machinery and equipment	376,503	376,503
Vehicles	56,835	56,835
Office furniture and equipment	5,512	5,512
Software	16,754	16,754
	567,077	567,077
Less accumulated depreciation	(239,999)	(80,981)
Property and equipment, net	$327,078	$486,096

Depreciation expense was $159,018 and $-0- for the three months ended March 31, 2021 and 2020, respectively.

The Company’s property and equipment consisted of the following at the respective balance sheet dates:

	December 31, 2020	December 31, 2019

Land	$25,000	$-
Buildings and improvements	86,473	-
Machinery and equipment	376,503	-
Vehicles	56,835	-
Office furniture and equipment	5,512	-
Software	16,754	-
	567,077	-
Less accumulated depreciation	(80,981)	-
Property and equipment, net	$486,096	$-

Depreciation expense was $80,981 and $-0- for the years ended December 31, 2020 and 2019, respectively.